Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 556,814	$ 1,027,517	$ 1,661,085
Prepaid expenses	166,667	249,167	578,413
Total Current Assets	723,481	1,276,684	2,239,498
Investments held in Trust Account	400,313,600	400,249,491	400,085,104
TOTAL ASSETS	401,037,081	401,526,175	402,324,602
LIABILITIES AND SHAREHOLDERS' DEFICIT
Current liabilities — accounts payable and accrued expenses	7,886,540	6,850,353	118,353
Derivative warrant liabilities	24,095,000	34,617,500	46,970,000
Deferred underwriting fee payable	13,125,000	13,125,000	13,125,000
Total Liabilities	45,106,540	54,592,853	60,213,353
Commitments and Contingencies
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued or outstanding
Accumulated deficit	(44,070,459)	(53,067,678)	(57,889,751)
Total Shareholders' Deficit	(44,069,459)	(53,066,678)	(57,888,751)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	401,037,081	401,526,175	402,324,602
Common Class A [Member]
LIABILITIES AND SHAREHOLDERS' DEFICIT
Class A ordinary shares subject to possible redemption, $0.0001 par value, 40,000,000 shares issued and outstanding at $10.00 per share redemption value as of March 31, 2022 and December 31, 2021	400,000,000	400,000,000	400,000,000
Shareholders' Deficit
Common stock value	0	0	0
Common Class B [Member]
Shareholders' Deficit
Common stock value	$ 1,000	$ 1,000	$ 1,000